Non-financial assets and liabilities - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	$ 571,826	$ 575,736
Additions	65	50
Reclassification		0
Exchange differences	8	(1)
Amortization charge	(3,099)	(3,959)
Closing net book amount	568,800	571,826
Cost
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	651,226
Closing net book amount	651,299	651,226
Accumulated amortization
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	(17,481)
Closing net book amount	(20,580)	(17,481)
Accumulated impairment
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Goodwill
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	134,453	134,453
Reclassification		0
Exchange differences	0	0
Closing net book amount	134,453	134,453
Goodwill | Cost
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	134,453
Closing net book amount	134,453	134,453
Goodwill | Accumulated amortization
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	0
Closing net book amount	0	0
Goodwill | Accumulated impairment
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	0
Closing net book amount	0	0
Acquired licenses to patents
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	1,655	1,626
Additions	65	50
Reclassification		0
Exchange differences	8	(1)
Amortization charge	(17)	(20)
Closing net book amount	1,711	1,655
Acquired licenses to patents | Cost
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	3,077
Closing net book amount	3,150	3,077
Acquired licenses to patents | Accumulated amortization
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	(1,422)
Closing net book amount	(1,439)	(1,422)
Acquired licenses to patents | Accumulated impairment
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	0
Closing net book amount	0	0
In-process research and development acquired
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	325,081	427,779
Additions	0	0
Reclassification		(102,698)
Exchange differences	0	0
Amortization charge	0	0
Closing net book amount	325,081	$ 325,081
Useful life		22 years
In-process research and development acquired | Cost
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	387,000
Closing net book amount	387,000	$ 387,000
In-process research and development acquired | Accumulated amortization
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	0
Closing net book amount	0	0
In-process research and development acquired | Accumulated impairment
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Current marketed products
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	110,637	11,878
Additions	0	0
Reclassification		102,698
Exchange differences	0	0
Amortization charge	(3,082)	(3,939)
Closing net book amount	107,555	110,637
Current marketed products | Cost
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	126,696
Closing net book amount	126,696	126,696
Current marketed products | Accumulated amortization
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	(16,059)
Closing net book amount	(19,141)	(16,059)
Current marketed products | Accumulated impairment
Intangible Assets And Goodwill [Roll Forward]
Opening net book amount	0
Closing net book amount	$ 0	$ 0